Equity	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
EQUITY
NOTE 12:	EQUITY

a.	The common shares of the Company are traded on the NASDAQ and on the Tel-Aviv Stock Exchange.

Common shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

b.	Stock option plans:

In 2011, the Company’s board of directors approved its 2011 Share Incentive Plan (the “2011 Plan”) pursuant to which the Company’s employees, directors, officers, consultants, advisors, suppliers, business partners, customers and any other person or entity whose services are considered valuable are eligible to receive awards of share options, restricted shares, restricted share units and other share-based awards. Options granted under the 2011 Plan may be exercised for a period of up to six years from the date of grant and become exercisable in four equal, annual installments, beginning with the first anniversary of the date of the grant, or pursuant to such other schedule as may provide in the option agreement.

The total number of Common Shares available under the 2011 Plan was set at 4,000,000. Upon the approval of the 2011 Plan, the board of directors determined that no further awards would be issued under the Company’s previously existing share incentive plans.

In February 2016, our Board of Directors approved the reservation of an additional 4,000,000 Common Shares for issuance under the 2011 Plan.

As of December 31, 2018, 3,036,832 common shares of the Company were available for future grant under the 2011 Plan. Any options granted under the 2011 Plan which are forfeited, cancelled, terminated or expired, will become available for future grant under the 2011 Plan.

In March 2018, the Company’s Board of Directors approved a re-pricing of some of the Company’s stock options held by some of the Company’s senior employees. As a result of the re-pricing, 170,000 stock options at an exercise price range of $ 11.5 to $ 12.2 were re-priced to 141,229 stock options at an exercise price of $ 10.0 per share. The Company accounted for the re-pricing of the options above in accordance with ASC 718, as a modification. The Company used the Binomial valuation model to calculate the incremental fair value for the re-priced options. Since there was no incremental value as a result of the modification, no additional expense was recorded in respect of the re-pricing of the respective options.

A summary of the stock option activities in 2018 is as follows:

	Year ended December 31, 2018
	Amount of options	Weighted average exercise	Weighted average remaining contractual life (in years)	Aggregate intrinsic value

Outstanding at January 1, 2018	2,107,413	9.67	4.25	$4,084
Granted	317,000	10.20
Exercised	(223,570)	4.40
Expired and forfeited	(145,661)	10.79

Outstanding at December 31, 2018	2,055,182	9.86	3.80	$2,594

Vested and expected to vest	2,023,254	9.85	3.78	$2,570

Exercisable at December 31, 2018	829,133	8.31	2.47	$2,134

In 2016, 2017 and 2018, the Company granted 310,000, 920,910 and 317,000 stock options to employees and directors, respectively.

The weighted average grant date fair values of the options granted during the years ended December 31, 2016, 2017 and 2018 were $4.30, $4.17 and $3.43, respectively.

The total intrinsic value of options exercised during the years ended December 31, 2016, 2017 and 2018 was $2,304, $5,739 and $1,641, respectively.

The options outstanding under the Company’s stock option plans as of December 31, 2018 have been separated into ranges of exercise prices as follows:

					Weighted
	Options	Weighted		Options	Average
	outstanding	Average	Weighted	Exercisable	Exercise
	as of	remaining	average	as of	price of
	December 31,	contractual	exercise	December 31,	Options
Ranges of exercise price	2018	Term	price	2018	Exercisable
		(Years)	$		$

0.88-1.48	25,703	1.18	1.08	25,703	1.08
4.12-5.67	103,000	0.83	5.62	103,000	5.62
6.32-6.91	45,750	1.47	6.67	38,250	6.74
7.82	300,000	2.34	7.82	300,000	7.82
8.67-9.18	95,000	3.48	9.10	40,000	9.18
9.33-9.80	413,229	4.33	9.53	157,180	9.44
10.18-10.81	217,500	3.45	10.46	112,500	10.40
11.43-12.53	810,000	4.78	11.54	33,750	12.27
12.62-13.5	45,000	3.78	12.91	18,750	12.80

	2,055,182	3.80	9.86	829,133	8.31

The total equity-based compensation expense related to all of the Company’s equity-based awards, recognized for the years ended December 31, 2016, 2017 and 2018, was $1,955, $2,035 and $1,942 respectively.

c.	As of December 31, 2018, there was $3,761 of total unrecognized compensation cost related to non-vested options, which is expected to be recognized over a period of up to four years.

d.	During 2017, 29,500 of the 88,500 restricted shares of Sapiens Decision, the Company’s majority-owned subsidiary that were granted to one of the former shareholders of KPI in 2014 vested, thereby reducing the Company’s percentage ownership of Sapiens Decision from 94.25% to 92.89%. During 2017, Sapiens Decision granted 122,730 options to certain of its employees to purchase shares of Sapiens Decision.

e.	Dividend:

On September 20, 2018, the Company’s extraordinary general meeting of shareholders approved the distribution of a cash dividend of $0.20 per common share for a total amount of $9,978 that was paid during October 2018.